Accounts Payable, Accrued Expenses and Other Current Liabilities - Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 81,608	$ 47,440
Accrued freight and duty	17,639	8,896
Accrued compensation	16,621	21,168
Accrued sales taxes	12,783	8,472
Accrued catalog costs	6,906	7,176
Accrued occupancy	5,842	6,203
Accrued professional fees	2,114	2,494
Other accrued expenses	1,840	3,845
Total accounts payable and accrued expenses	$ 145,353	$ 105,694